Impact on Adoption of New IFRS - Impact of Adoption of IFRS 15 and IFRS 9 on Consolidated Statement of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Condensed income statements, captions [line items]
Revenue	$ 809,120	$ 757,956	$ 602,546
Cost of revenue	518,236	503,130	403,324
Gross profit	290,884	254,826	199,222
Operating expenses:
Selling and marketing expenses	44,573	41,767	32,631
General and administrative expenses	115,261	117,626	91,742
Foreign exchange gain, net	(4,495)	(14,973)	(14,514)
Amortization of intangible assets	15,783	15,505	20,539
Operating profit	119,762	94,901	47,151
Other income, net	14,594	11,230	8,689
Finance expense	3,204	4,264	547
Profit before income taxes	131,152	101,867	55,293
Income tax expense	25,719	15,431	17,530
Profit after tax	105,433	$ 86,436	$ 37,763
Adoption Of IFRS 9 And 15 [member]
Condensed income statements, captions [line items]
Revenue	809,120
Cost of revenue	518,236
Gross profit	290,884
Operating expenses:
Selling and marketing expenses	44,573
General and administrative expenses	115,261
Foreign exchange gain, net	(4,495)
Amortization of intangible assets	15,783
Operating profit	119,762
Other income, net	(14,594)
Finance expense	3,204
Profit before income taxes	131,152
Income tax expense	25,719
Profit after tax	105,433
Adjustments on adoption of IFRS 15 [member]
Condensed income statements, captions [line items]
Cost of revenue	281
Gross profit	(281)
Operating expenses:
Selling and marketing expenses	1,489
Operating profit	(1,770)
Profit before income taxes	(1,770)
Income tax expense	583
Profit after tax	(2,353)
Adjustments on adoption of IFRS9 [member]
Condensed income statements, captions [line items]
Revenue	642
Gross profit	642
Operating expenses:
General and administrative expenses	(220)
Foreign exchange gain, net	(2,198)
Operating profit	3,060
Profit before income taxes	3,060
Income tax expense	649
Profit after tax	2,411
Amounts (Balance) without adoption of IFRS 15 and IFRS9 [member]
Condensed income statements, captions [line items]
Revenue	809,762
Cost of revenue	518,517
Gross profit	291,245
Operating expenses:
Selling and marketing expenses	46,062
General and administrative expenses	115,041
Foreign exchange gain, net	(6,693)
Amortization of intangible assets	15,783
Operating profit	121,052
Other income, net	(14,594)
Finance expense	3,204
Profit before income taxes	132,442
Income tax expense	26,951
Profit after tax	$ 105,491